Note 16 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about cash and cash equivalents [text block]
	December 31,
	2025	2024
	(USD in thousands)
Cash and cash equivalents	$23,234	$5,952
Total cash and cash equivalents	$23,234	$5,952

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	December 31,		Accumulated	Transaction		Exchange rate	December 31,
(USD in thousands)	2024	Cash flows	interest	Costs	Conversion	adjustment	2025
Lease liabilities	$1,934	$(352)	$152	$—	$—	233	$1,967
Borrowings	8,167	(399)	618	—	(3,890)	1,041	5,537
Provisions	141	—	—	—	—	17	158
Total liabilities from financing activities	$10,242	$(751)	$770	$—	$(3,890)	$1,291	$7,662
	December 31,		Accumulated	Transaction		Exchange rate	December 31,
(USD in thousands)	2023	Cash flows	interest	Costs	Conversion	adjustment	2024
Lease liabilities	$2,222	$(331)	$161	$—	$—	$(118)	$1,934
Borrowings	8,648	(805)	703	—	—	(379)	8,167
Provisions	149	—	—	—	—	(8)	141
Total liabilities from financing activities	$11,019	$(1,136)	$864	$—	$—	$(505)	$10,242
	December 31,		Accumulated	Transaction		Exchange rate	December 31,
(USD in thousands)	2022	Cash flows	interest	Costs	Additions	adjustment	2023
Lease liabilities	$2,255	$(326)	$172	$—	$45	$76	$2,222
Borrowings	8,000	(306)	638	—	65	251	8,648
Provisions	144	—	—	—	—	5	149
Total liabilities from financing activities	$10,399	$(632)	$810	$—	$110	$332	$11,019